Description of the Plan - Narrative (Details) - EBP Salaried DPS Plan	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Assets transferred to the Plan	$ 2,261,000
Maximum deferral percent	50.00%
Automatic deferral rate	6.00%
Eligible compensation minimum service period	90 days
Automatic deferral rate, annual increase	1.00%
Maximum annual compensation to total compensation, percentage	35.00%
Maximum contribution to total earnings percent	3.00%
Participant compensation matched, percentage	3.00%
Retirement age | year	50
Vesting period	1 year
Retirement service period	5 years
Maximum vesting age | year	65
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Account balance look back period (in months)	12 months
General loan, borrowing term (in years)	25 years
Company Contribution, Change of Control
EBP, Description of Plan [Line Items]
Change of control period	2 years
Company Contribution, Change of Control | Maximum
EBP, Description of Plan [Line Items]
Percentage of participants' compensation	10.00%
Supplemental Company Contribution
EBP, Description of Plan [Line Items]
Percentage of participants' compensation	5.00%
Altria Stock
EBP, Description of Plan [Line Items]
ESOP dividends paid	$ 24,000,000
ESOP dividends payable	$ 6,000,000	$ 6,000,000